Property, Equipment and Software, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 1,584,224	$ 1,604,723
Less: accumulated depreciation and amortization	(736,275)	(364,501)
Property and equipment, net	847,949	1,240,222
Office furniture [Member]
Property and equipment, gross	4,555	5,159
Computer equipment [Member]
Property and equipment, gross	7,589	7,685
Transportation equipment [Member]
Property and equipment, gross	67,057	67,902
Buildings and improvements [Member]
Property and equipment, gross	445,134	450,740
Software [Member]
Property and equipment, gross	$ 1,059,889	$ 1,073,237